Vessels, Net - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 Agreement Vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Net (gain)/loss on sale of vessels		$ 485,516	$ 763,925	$ 77,314
Disposal group, including discontinued operation		0		$ 0
34 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount		787,185,762
40 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount			891,758,621
Six Vessels [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation			718,448
Impairment Loss [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use		993,916
Gas Enchanted [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration							$ 8,950,000
Impairment of long-lived assets held-for-use			1,937,822
Gas Legacy [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration								$ 4,990,000
Impairment of long-lived assets held-for-use			1,418,672
Gas Evoluzione [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration							$ 3,575,000
Impairment of long-lived assets held-for-use			604,774
Gas Sikousis [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration						$ 9,450,000
Impairment of long-lived assets held-for-use			842,332
Gas Marathon, Gas Sincerity and Gas Texiana [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration						$ 12,700,000
Impairment of long-lived assets held-for-use			3,358,363
Gas Defiance, Gas Shuriken, Gas Haralambos and Eco Lucidity [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use			$ 3,189,858
Number of joint venture agreements | Agreement	4
Interest acquired on joint venture agreements	49.90%
Number of vessel owning companies | Vessel	4
Gas Ethereal [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration					$ 10,900,000
Gas Sincerity Gas Texiana [Member]
Property, Plant and Equipment [Line Items]
Net (gain)/loss on sale of vessels		$ 485,516